Critical Accounting Estimates, Judgements And Assumptions	12 Months Ended
Dec. 31, 2024
Critical Accounting Estimates, Judgements And Assumptions [Abstract]
CRITICAL ACCOUNTING ESTIMATES, JUDGEMENTS AND ASSUMPTIONS
3.	CRITICAL ACCOUNTING ESTIMATES, JUDGEMENTS AND ASSUMPTIONS

The preparation of the consolidated financial statements in accordance with IFRS Accounting Standards requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities and expenditures on the financial statements. These estimates and assumptions are based on management’s best knowledge of the relevant facts and circumstances, taking into account previous experience. Actual results could differ from those estimates and such differences could be material. Estimates are reviewed on an ongoing basis and are based on historical experience and other facts and circumstances. Revisions to estimates and the resulting effects on the carrying amounts of the Company’s assets and liabilities are accounted for prospectively. Information about critical judgements and estimates, assumptions and other sources of estimation uncertainty as at December 31, 2024 that have a risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next year are as follows:

Critical Judgements

(a)	Functional currency:

Management is required to assess the functional currency of each entity of the Company. In concluding the functional currencies of the parent and its subsidiary companies, management considered the currency that both mainly influences the cost of providing goods and services in each jurisdiction in which the Company operates and in which a significant portion of costs are denominated or contracted. While the local currency generally influences the goods and services received in each jurisdiction in which the Company operates, a significant portion of the Company’s costs are denominated, negotiated and/or contracted in U.S. dollars, the majority of which relate to exploration activities. In addition, the Company also considered secondary indicators including the currency in which funds from financing activities are retained by the parent to fund subsidiary operations. The assessment of the above aforementioned factors in subjective and involved significant management judgement.

(b)	VAT Receivable:

The company recognizes a long-term VAT receivable on purchases and expenses in the period in which the underlying transaction occurs. VAT incurred on purchases and expenses related to taxable activities is recorded as receivable and included in the total long-term VAT receivable.

The company adheres to the VAT recovery regulations set forth by the Colombian tax authority, the Dirección de Impuestos y Aduanas Nacionales (DIAN). The VAT receivable is recognized based on the principles of causality, proportional deduction, and compliance with documentary requirements as stipulated by Colombian tax laws. The recovery of the VAT receivable is subject to meeting the requirements for deductibility, including the possession of valid VAT invoices or equivalent documents issued by registered suppliers. The company regularly assesses its VAT positions and ensures compliance with relevant tax laws and regulations.

In assessing the recovery of VAT receivable, the company considers various factors such as the growth projections of its taxable activities, changes in business operations, and potential adjustments in VAT legislation. The assessment is inherently subjective and involve significant management judgment. They are based on management’s historical experience, current trends, and expectations of future economic conditions.

Critical Estimates

(c)	Warrants and share-based compensation:

The Company issues common share purchase warrants as part of unit placements in equity financing raises and also provides compensation benefits to employees, consultants, directors and officers through a stock option plan. The fair value of each warrant is estimated using the Binomial pricing model and the fair value of each option award is estimated using the Black-Scholes option pricing model. The binomial pricing model and Black-Scholes option pricing models involve the use of significant estimates including expected volatility, interest rates, expected life and forfeitures. Expected volatility is based on historical company’s own volatility. The risk-free rate for the expected term of the warrant or option is based on the Government of Canada yield curve in effect at the time of issue or grant. Management judgement is utilized to estimate option forfeiture behaviour with the valuation model in respect of options.